UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02556

Name of Fund: Merrill Lynch Ready Assets Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch
Ready Assets Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 – Report to Stockholders

Annual Report

December 31, 2008

Merrill Lynch

Ready Assets Trust

2 MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the hous-

ing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, vola-

tile swings in the world’s financial markets and monumental government responses designed to prop up the economy and stabilize the financial system.

The US economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflationary pressure subsided amid plummeting oil prices, while economic pressures escalated in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By period-end, the National Bureau of Economic Research had confirmed what most already knew — the United States was in a recession, which officially began in December 2007. The Federal Reserve Board

(the “Fed”), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, with the final reduc-

tion in December bringing the target federal funds rate to a record low range of between zero and 0.25% . Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily of nontraditional and quantitative easing measures,

such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Declines were significant and broad-based, though smaller cap stocks posted somewhat better relative performance. Non-US stocks started off the year stronger,

but quickly lost ground as the credit crisis revealed itself to be global in nature and as the global economy turned south. Overall, domestic equities notched better results than non-US equities, reversing the prior years’ trend of international equity outperformance.

In fixed income markets, investors shunned risky assets and sought the safety and liquidity of US Treasury issues. Prices soared, while yields fell to record lows, with the Treasury sector topping all other asset classes over the reporting period. Amid spillover from historic events in the financial sector,

municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to taxable issues. At the same time, economic turmoil combined with dislocated credit markets and substantial technical pressures resulted in the worst year on record for the high yield market.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:
Total Returns as of December 31, 2008	6-month	12-month
US equities (S&P 500 Index)	(28.48)%	(37.00)%
Small cap US equities (Russell 2000 Index)	(26.94)	(33.79)
International equities (MSCI Europe, Australasia, Far East Index)	(36.41)	(43.38)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	17.70	20.06
Taxable fixed income (Barclays Capital US Aggregate Index*)	4.07	5.24
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(2.49)	(2.47)
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(25.07)	(25.88)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary

Portfolio Composition as of December 31, 2008
Percent of
Net Assets
Commercial Paper	51%
Certificates of Deposit — Yankee[1]	32
U.S. Government Agency &
Instrumentality Obligations	5
Certificates of Deposit	5
Funding Agreements	4
Corporate Notes	3
Repurchase Agreements	1
Liabilities in Excess of Other Assets	(1)
1 U.S. branches of foreign banks.

Current Seven-Day Yield
As of December 31, 2008	1.38%

Disclosure of Expenses

Shareholders of this Trust may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Trust expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Trust and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Trust and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period[1]
Merrill Lynch Ready Assets Trust	$1,000	$1,010.90	$3.41	$1,000	$1,021.91	$3.42
[1] Expenses are equal to the Trust’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

Past performance is not indicative of future results. 4 MERRILL LYNCH READY ASSETS TRUST DECEMBER 31, 2008

Schedule of Investments December 31, 2008			(Percentages shown are based on Net Assets)

	Par			Par
Issue	(000)	Value	Issue	(000)	Value

Certificates of Deposit — 4.8%			Certificates of Deposit — Yankee (concluded)
Bank of America, NA:			Svenska Handelsbanken AB, NY:
2.30%, 5/04/09	$ 50,000	$ 50,000,000	2.96%, 2/03/09	$ 40,000	$ 40,000,353
2.45%, 5/19/09	16,000	16,000,000	1.40%, 2/12/09	30,000	30,000,000
Citibank, NA:			Toronto—Dominion Bank, NY:
1%, 1/12/09	57,943	57,943,000	3.03%, 2/11/09	12,250	12,250,000
3.40%, 1/27/09	54,000	54,000,000	2%, 2/20/09	50,000	50,000,000
2.08%, 3/09/09	25,000	25,000,000	2.50%, 6/09/09	17,950	17,950,000
1.50%, 3/17/09	10,000	10,000,000	2.42%, 6/11/09	29,500	29,500,000
Wachovia Bank, NA, 4.608%, 8/04/09 (a)	29,150	29,150,000	UBS AG, Stamford, 1.40%, 3/31/09	50,000	50,000,000
Total Certificates of Deposit		242,093,000	Total Certificates of Deposit — Yankee		1,630,650,079

Certificates of Deposit — Yankee — 32.3%			Commercial Paper (b) — 50.9%
BNP Paribas, NY:			Amstel Funding Corp.:
3.05%, 1/15/09	25,000	25,000,000	1.75%, 1/13/09	48,500	48,474,066
3.12%, 2/20/09	50,000	50,000,000	2.45%, 1/23/09	25,450	25,413,628
3.47%, 2/27/09	40,000	40,000,000	0.375%, 2/12/09	50,000	49,978,646
2.08% – 2.13%, 3/05/09	40,000	40,000,000	Aspen Funding Corp.:
2.29%, 6/08/09	47,900	47,900,000	0.10%, 1/02/09	15,000	15,000,000
Banco Bilbao Vizcaya Argentaria SA, NY:			0.50%, 1/27/09	7,500	7,497,396
0.35%, 1/06/09	50,000	50,000,000	Atlantis One Funding Corp., 3%, 1/28/09	35,000	34,924,167
3.61%, 1/30/09	65,300	65,300,503	Banco Bilbao Vizcaya Argentaria PR, 0.05%, 1/02/09	29,300	29,300,000
2.21%, 3/05/09	30,000	30,000,000	Banco Santander Puerto Rico, 0.40%, 1/15/09	9,798	9,796,585
2.71%, 4/14/09	30,000	30,000,840	Bank of America Corp., 2.96%, 3/12/09	55,000	54,687,967
2.77%, 5/12/09	45,000	45,001,603	Barton Capital Corp.:
Banco Santander, NY:			1.95%, 1/15/09	53,000	52,962,679
3.70%, 2/24/09	75,000	75,000,000	0.70%, 3/12/09	6,000	5,991,950
3.15%, 3/03/09	50,000	50,000,412	CAFCO, LLC:
2.78%, 5/12/09	39,000	39,000,000	3.55%, 1/23/09	50,000	49,896,458
Barclays Bank Plc, NY, 2%, 2/09/09	67,000	67,000,000	0.87%, 3/09/09	25,000	24,960,125
Deutsche Bank AG, NY, 1.735%, 1/21/09 (a)	38,390	38,390,000	CRC Funding, LLC:
DnB NOR Bank ASA, NY:			1.78%, 2/02/09	105,000	104,839,058
2.05%, 2/05/09	25,000	25,000,000	1.95%, 2/06/09	75,000	74,857,812
1.90%, 2/09/09	15,000	15,000,000	1.62%, 2/13/09	16,950	16,917,964
1.40%, 3/23/09	50,000	50,005,537	Cancara Asset Securitization LLC:
Intesa SanPaolo SpA, NY:			2.10%, 2/02/09	24,000	23,956,600
1.85%, 3/10/09	15,950	15,950,000	0.90%, 2/20/09	50,000	49,938,750
1.45%, 3/11/09	14,500	14,500,000	Chariot Funding LLC, 0.30%, 2/20/09	51,000	50,979,175
Lloyd’s TSB Bank Plc, NY, 2.08%, 3/05/09	30,000	30,000,000	Dakota Notes Program, 1.35%, 1/20/09	19,000	18,987,175
Mizuho Corporate Bank, NY:			Citigroup Funding Inc., 2%, 1/09/09	25,000	24,990,278
2%, 2/12/09	16,200	16,200,000	DANSKE Corp.:
1.50%, 2/17/09	33,500	33,500,000	3.25%, 1/23/09	45,000	44,914,688
Nordea Bank Finland Plc, NY, 3.41%, 2/24/09	60,000	60,000,000	1.22%, 3/24/09	50,000	49,862,750
Rabobank Nederland NV, NY:			Enterprise Funding Co. LLC:
3.01%, 2/19/09	27,250	27,250,000	2.925%, 1/27/09	8,115	8,098,516
0.90%, 3/16/09	20,000	20,000,000	1.45%, 2/02/09	35,000	34,956,299
Royal Bank of Scotland, NY, 3.14%, 3/09/09	65,000	65,000,000	1.52%, 2/24/09	30,000	29,932,867
SanPaolo IMI SpA, NY:			Fairway Finance Co., LLC, 0.75%, 1/12/09	8,000	7,998,333
2.24% – 3.24%, 3/03/09	60,000	60,000,000	Falcon Asset Securitization Co. LLC, 0.45%, 1/13/09	33,459	33,454,399
1.30%, 3/16/09	35,000	35,000,000	Galleon Capital LLC, 0.55%, 1/02/09	24,820	24,820,000
1.21%, 3/18/09	40,000	40,000,831	Govco LLC, 0.35%, 3/19/09	35,000	34,974,139
2.85%, 5/12/09	40,000	40,000,000	ING U.S. Funding LLC:
Société Générale, NY:			2.60%, 2/02/09	40,000	39,910,444
2%, 1/21/09	25,000	25,000,000	1.35%, 3/19/09	40,000	39,886,000
2.25%, 2/13/09	50,000	50,000,000	1.32%, 3/20/09	40,000	39,887,067
2.20%, 2/18/09	35,000	35,000,000	JPMorgan Chase & Co., 2.91%, 1/06/09	11,000	10,996,443
1.96%, 3/05/09	25,950	25,950,000	JPMorgan Chase Funding, 1.65%, 3/02/09	30,000	29,918,875
1.60%, 6/17/09	25,000	25,000,000	Jupiter Securitization Co. LLC, 0.95%, 3/05/09	50,000	49,918,194
			Kitty Hawk Funding Corp., 2.25%, 2/03/09	50,000	49,900,000

See Notes to Financial Statements. MERRILL LYNCH READY ASSETS TRUST DECEMBER 31, 2008 5

Schedule of Investments (continued)				(Percentages shown are based on Net Assets)

	Par				Par
Issue	(000)	Value	Issue		(000)	Value

Commercial Paper (concluded)			Funding Agreements — 3.5%
Lloyd’s TSB Group Plc:			Genworth Life Insurance Co., 2.289%,
3.12%, 1/27/09	$ 60,000	$ 59,870,000	10/13/09 (a)(d)		$ 25,000	$ 25,000,000
1.32%, 4/01/09	10,000	9,967,367	Jackson National Life Insurance Co., 2.40%,
MetLife Funding, Inc., 0.80%, 1/12/09	11,845	11,842,368	5/01/09 (a)(d)		86,000	86,000,000
Mont Blanc Capital Corp.:			Metropolitan Life Insurance Co., 2.10%,
0.75%, 1/22/09	45,000	44,981,250	4/01/09 (a)(d)		20,000	20,000,000
0.95%, 3/18/09	15,500	15,469,323	New York Life Insurance Co., 4.96%, 4/13/09 (a)(d)		48,830	48,830,000
Nieuw Amsterdam Receivables Corp.:			Total Funding Agreements			179,830,000
3.05%, 2/09/09	42,000	41,864,783
3.05%, 3/02/09	20,000	19,900,028
Nordea North America Inc., 2.11%, 2/24/09	50,000	49,844,680	U.S. Government Agency & Instrumentality Obligations — 5.3%
Old Line Funding, LLC, 0.45%, 3/16/09	33,000	32,969,888	Fannie Mae Discount Notes (b):
Prudential Funding LLC:			2%, 5/14/09		19,950	19,803,700
1.90%, 1/15/09	40,000	39,972,556	1.30%, 6/22/09		30,000	29,814,750
1.90%, 1/20/09	19,000	18,981,950	Federal Home Loan Bank Variable Rate Notes (a):
Rabobank USA Financial Corp., 0.40%, 3/24/09	125,000	124,887,500	1.345%, 3/20/09		26,755	26,760,265
Ranger Funding Co. LLC, 2.25%, 2/02/09	75,000	74,854,688	1.12%, 8/13/09		28,100	28,100,000
Regency Markets No. 1 LLC, 4.80%, 1/15/09	45,000	44,922,000	1.10%, 8/14/09		41,500	41,497,451
Société Générale, North America, Inc.,			Freddie Mac Variable Rate Notes (a):
2.16%, 2/26/09	35,000	34,884,500	1.331%, 9/25/09		74,975	74,958,933
Solitaire Funding LLC:			0.401%, 9/28/09		45,300	45,291,726
1.83%, 1/06/09	75,000	74,984,750	Total U.S. Government Agency &
0.75%, 1/12/09	11,000	10,997,708	Instrumentality Obligations			266,226,825
0.80%, 1/20/09	24,500	24,490,200
0.68%, 1/23/09	75,000	74,970,250
Toyota Motor Credit Corp.:			Repurchase Agreements — 1.0%
2.40%, 1/12/09	55,000	54,963,333	Barclays Capital Inc., purchased on 12/31/08
1.25%, 1/29/09	45,619	45,576,232	to yield 0.05% to 1/02/09, repurchase price of
1.20%, 3/20/09	25,000	24,935,833	$49,806,138, collateralized by Fannie Mae, 4%
UBS Finance (Delaware), LLC:			to 5% due 9/1/23 to 3/1/38		49,806	49,806,000
1.13%, 1/30/09	100,000	99,912,111	Total Repurchase Agreements			49,806,000
0.58%, 2/27/09	50,000	49,954,889
1.40%, 4/03/09	50,000	49,823,056	Total Investments (Cost — $5,115,369,078*) — 101.2%			5,115,369,078
Victory Receivables Corp., 0.45%, 1/12/09	20,000	19,997,500	Liabilities in Excess of Other Assets — (1.2)%			(60,420,824)
Westpac Banking Corp., 1.90%, 2/25/09	30,000	29,914,500	Net Assets — 100.0%			$ 5,054,948,254
Windmill Funding Corp., 1.58%, 2/05/09	20,000	19,970,155	* Cost for federal income tax purposes.
Yorktown Capital, LLC:
3.90%, 1/12/09	50,000	49,945,833	(a)	Variable rate security. Rate is as of report date.
0.40%, 3/17/09	11,453	11,443,583	(b)	The interest rates shown reflect the discount rates paid at time of purchase.
Total Commercial Paper		2,570,872,307	(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
				These securities may be resold in transactions exempt from registration to quali-
Corporate Notes — 3.4%			fied institutional investors.
Bank of Montreal, Chicago, 2.39%, 10/05/09 (a)(c)	43,950	43,950,000	(d)	Restricted securities as to resale, representing 3.5% of net assets, were as follows:
HSBC USA Inc., 5.219%, 10/15/09 (a)	8,070	8,070,000		Acquisition
ING Bank, NV, 2.473%, 8/24/09 (a)(c)	26,100	26,100,000	Issue	Date	Cost	Value
ING USA Global Funding Trust VI, 2.029%,
9/18/09 (a)	12,970	12,970,000	Genworth Life Insurance Co.,
Lloyd’s Banking Group Plc, 2.806%, 8/07/09 (a)(c)	35,000	35,000,000	2.289% due 10/13/09	10/10/08	$ 25,000,000	$ 25,000,000
Nordea Bank AB, 3.891%, 10/23/09 (a)(c)	32,550	32,550,000	Jackson National Life Insurance Co.,
U.S. Bank, NA, 2.253%, 8/24/09 (a)	8,600	8,524,535	2.40% due 5/01/09	5/01/08	86,000,000	86,000,000
Wells Fargo & Co., 1.667%, 9/23/09 (a)	8,800	8,726,332	Metropolitan Life Insurance Co.,
Total Corporate Notes		175,890,867	2.10% due 4/01/09	4/01/08	20,000,000	20,000,000
			New York Life Insurance Co.,
			5.029% due 4/13/09	4/11/08	48,830,000	48,830,000
			Total		$179,830,000 $179,830,000

See Notes to Financial Statements. 6 MERRILL LYNCH READY ASSETS TRUST DECEMBER 31, 2008

Schedule of Investments (concluded)

•Effective January 1, 2008, the Trust adopted Financial Accounting Standards
Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair
Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional dis-
closures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	—
Level 2	$5,115,369,078
Level 3	—
Total	$5,115,369,078

See Notes to Financial Statements.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

7

Statement of Assets and Liabilities

December 31, 2008

Assets
Investments at value — unaffiliated (cost — $5,115,369,078)	$5,115,369,078
Cash	920
Capital shares sold receivable	27,595,846
Interest receivable	8,696,785
Prepaid expenses	877,565
Total assets	5,152,540,194

Liabilities
Investments purchased payable	49,823,056
Capital shares redeemed payable	44,228,609
Investment advisory fees payable	1,605,829
Other affiliates payable	1,066,861
Distribution fees payable	686,461
Officer’s and Trustees’ fees payable	1,012
Other accrued expenses payable	180,112
Total liabilities	97,591,940
Net Assets	$5,054,948,254

Net Assets Consist of
Par value, $0.10 per share, unlimited number of shares authorized	$ 505,463,587
Paid-in capital in excess of par	4,549,172,279
Undistributed net investment income	74,342
Accumulated net realized gain	238,046
Net Assets — Equivalent to $1.00 per share based on 5,054,635,865 shares outstanding	$5,054,948,254

See Notes to Financial Statements.

8 MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

Statement of Operations

Year Ended December 31, 2008
Investment Income
Interest	$ 167,695,074

Expenses
Investment advisory	19,114,539
Transfer agent	6,502,062
Distribution	6,267,979
Accounting services	548,523
Registration	209,674
Printing	152,021
Custodian	135,544
Professional	104,871
Officer and Trustees	75,464
Miscellaneous	675,443
Total expenses	33,786,120
Net investment income	133,908,954

Realized Gain
Net realized gain from investments	243,147
Net Increase in Net Assets Resulting from Operations	$ 134,152,101

See Notes to Financial Statements.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

9

Statements of Changes in Net Assets

	Year Ended
	December 31,
Increase (Decrease) in Net Assets:	2008	2007
Operations
Net investment income	$ 133,908,954	$ 220,604,545
Net realized gain	243,147	69,314
Net change in unrealized appreciation/depreciation	—	312,572
Net increase in net assets resulting from operations	134,152,101	220,986,431

Dividends to Shareholders From
Net investment income	(133,908,954)	(220,604,545)

Capital Share Transactions
Net proceeds from sale of shares	8,018,171,070	8,297,972,911
Reinvestment of dividends	133,907,728	220,604,530
Cost of shares redeemed	(8,130,046,941)	(7,878,693,222)
Net increase in net assets derived from capital share transactions	22,031,857	639,884,219

Net Assets
Total increase in net assets	22,275,004	640,266,105
Beginning of year	$5,032,673,250	$4,392,407,145
End of year	$5,054,948,254	$5,032,673,250
End of year undistributed net investment income	$ 74,342	$ 24,007

See Notes to Financial Statements.

10 MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

Financial Highlights

		Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0258	0.0470	0.0432	0.0258	0.0082
Net realized and unrealized gain (loss)	0.0000[1]	0.0001	(0.0006)	(0.0000)[2]	(0.0008)
Net increase from investment operations	0.0258	0.0471	0.0426	0.0258	0.0074
Dividends and distributions from:
Net investment income	(0.0258)	(0.0470)	(0.0432)	(0.0258)	(0.0082)
Net realized gain	—	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
Total dividends and distributions	(0.0258)	(0.0470)	(0.0432)	(0.0258)	(0.0082)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return
Total investment return	2.62%	4.81%	4.41%	2.61%	0.83%

Ratios to Average Net Assets
Total expenses	0.65%	0.65%	0.66%	0.66%	0.64%
Net investment income	2.57%	4.70%	4.34%	2.57%	0.81%

Supplemental Data
Net assets, end of year (000)	$ 5,054,948	$ 5,032,673	$ 4,392,407	$ 3,983,769	$ 4,285,584

1 Amount is less than $0.0001 per share.
2 Amount is less than $(0.0001) per share.

See Notes to Financial Statements.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

11

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Merrill Lynch Ready Assets Trust (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust’s financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust:

Valuation of Investments: Trust securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amorti-
zation of any discount or premium is recorded until the maturity of the security. The Trust seeks to maintain the net asset value per share at
$1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Trust may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agree-
ments, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry sys-
tem or held in a segregated account by the Trust’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the
Trust could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Trust amortizes all premiums and discounts on debt securities.

Dividends and Distributions to Shareholders: Dividends from net invest-
ment income are declared and reinvested daily and paid monthly. Distri-
butions of realized gains, if any, are recorded on the ex-dividend date.

Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

Effective June 30, 2008, the Trust implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the applica-
tion of FIN 48 to the Trust, and has determined that the adoption of FIN
48 does not have a material impact on the Trust’s financial statements.

The Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Trust’s U.S. federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”) was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the
Trust’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Trust are charged to that Trust.
Other operating expenses shared by several funds are pro-rated among the funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Transactions with
Affiliates:

The Trust has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”)
and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill
Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of the Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays the Advisor a monthly fee based on the average daily value of the Trust’s net assets at the following annual rates:

Portion of average daily value of net assets:	Rate
Not exceeding $500 million	0.500%
In excess of $500 million but not exceeding $1 billion	0.400%
In excess of $1 billion but not exceeding $5 billion	0.350%
In excess of $5 billion but not exceeding $10 billion	0.325%
In excess of $10 billion but not exceeding $15 billion	0.300%
In excess of $15 billion but not exceeding $20 billion	0.275%
In excess of $20 billion	0.250%

12 MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

Notes to Financial Statements (concluded)

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Trust to the Advisor.

For the year ended December 31, 2008, the Trust reimbursed the
Advisor $90,593 for certain accounting services, which is included in accounting services in the Statement of Operations.

Effective October 1, 2008, the Trust entered into a Distribution Agreement and a Shareholder Servicing Plan with BlackRock Investments, Inc.
(“BII”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”)
as the sole distributor of the Trust. FAMD is a wholly owned subsidiary of
Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc. The distribution fees did not change as a result of the transaction.

Pursuant to the Shareholder Servicing Plan adopted by the Trust in accor-
dance with Rule 12b-1 under the 1940 Act, the Trust pays the Distributor a distribution fee. The fee is accrued daily and paid monthly at an annual rate of 0.125% of average daily net assets sold by the Distributor.

Financial Data Services, Inc. (“FDS”), a wholly-owned subsidiary of
Merrill Lynch and an affiliate of the Advisor, is the Trust’s transfer agent.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates. The Trust reimburses the Advisor for compensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information:

Reclassification: Accounting principles generally accepted in the United
States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $50,335 has been reclas-
sified between accumulated net realized gain and undistributed net investment income as a result of a permanent difference attributable to the reclassification of distributions. This reclassification has no effect on net assets or net asset values per share.

The tax character of distributions paid during the fiscal years ended
December 31, 2008 and December 31, 2007 was as follows:

	12/31/2008	12/31/2007
Distributions paid from:
Ordinary income	$133,894,912	$220,604,545
Net long-term capital gain	$ 14,042	—
Total taxable distributions	$133,908,954	$220,604,545

As of December 31, 2008, the tax components of distributable earnings were as follows:

Undistributed net ordinary income	$ 312,388
Total accumulated net earnings	$ 312,388

As of December 31, 2008, there were no significant differences between book-basis and tax-basis unrealized gains (losses).

4. Market and Credit Risk:

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trust may decline in response to certain events, including those directly involving the companies whose securities are owned by the Trust; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trust may be exposed to counterparty risk, or the risk that an entity with which the
Trust has unsettled or open transactions may default. Financial assets, which potentially expose the Trust to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trust’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Trust’s Statement of Assets and Liabilities.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in
Net Assets with respect to net proceeds from sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

6. Federal Insurance:

The Trust participates in the U.S. Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a
result of the Trust’s participation in the Program, in the event the Trust’s net asset value falls below $0.995 per share, shareholders in the
Trust will have federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Trust as of the close of business on
September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the Program, which expires April 30, 2009, the Trust paid a participation fee of 0.01% for the period September 19, 2008 through December 18,
2008 and 0.015% for the period December 19, 2008 through April 30,
2009 of the Trust’s shares outstanding value as of September 19, 2008.
The participation fee for the period September 19, 2008 to December 31,
2008 is included in miscellaneous on the Statement of Operations.

7. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stock-
holders of BlackRock, Inc.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

13

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Merrill Lynch Ready Assets Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Ready Assets
Trust (the “Trust”) as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the finan-
cial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our pro-
cedures included confirmation of securities owned as of December 31,
2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Merrill Lynch Ready Assets Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey

February 20, 2009

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the year ended December 31, 2008 by Merrill Lynch
Ready Assets Trust:

Interest-Related Dividends for Non-U.S. Residents	94.72%*
Federal Obligation Interest	1.46%**

* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

** The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Additionally, the Fund paid a long-term capital gain distribution of $0.0000027 per share to shareholders of record on September 5, 2008.

14 MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

Officers and Trustees

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Trustees[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	34 Funds	None
40 East 52nd Street	the Board of	2007	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	Trustees and
1940	Trustee

Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	34 Funds	None
40 East 52nd Street	the Board of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	Trustees and		Investment Committee of the Archdiocese of Philadelphia since
1941	Trustee		2003; Director, The Committee of Seventy (civic) since 2006.

David O. Beim	Trustee	Since	Professor of Finance and Economics at the Columbia University	34 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.

Dr. Matina Horner	Trustee	Since	Formerly Executive Vice President of Teachers Insurance and	34 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939

Herbert I. London	Trustee and	Since	Professor Emeritus, New York University since 2005; John M. Olin	34 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	Committee		(policy research organization) since 1997 and Director thereof since
1980; Chairman of the Board of Trustees for Grantham University
since 2006; Director, InnoCentive, Inc. (strategic solutions company)
since 2005; Director, Cerego, LLC (software development and design)
since 2005.

Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard	34 Funds	Newell Rubbermaid,
40 East 52nd Street		2007	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952

Joseph . Platt, Jr.	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	34 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	81 Portfolios	Re, Ltd (reinsurance
New York, NY 10022			insurance broker) since 1998; General Partners, Thorn Partners, LP		company)
1947			(private investment) since 1998; Formerly Partner, Amarna Corporation,
LLC (private investment company) from 2002 to 2008.

Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	34 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945

Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments) since	34 Funds	A Pharma, Inc.
40 East 52nd Street		2007	1999; Director of Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

15

Officers and Trustees (continued)

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Trustees[1] (concluded)

Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	34 Funds	None
40 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Trustee		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member/Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
since 2007; Formerly President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Formerly Director,
Inter-Tel from 2006 to 2007.

Frederick W. Winter	Trustee and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	34 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005. Director, Alkon Corporation (pneumatics) since
1945	Committee		1992; Formerly Director, Indotronix International (IT services) from
2004 to 2008; Director, Tippman Sports (recreation) since 2005.

[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows trustees as joining the Trust’s board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy
BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995;
Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph . Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since
2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Trustees[3]

Richard S. Davis	Trustee	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	176 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	288 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Henry Gabbay	Trustee	Since	Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly	176 Funds	None
40 East 52nd Street		2007	Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly	288 Portfolios
New York, NY 10022			Chief Administrative Officer, BlackRock Advisors, LLC from 1998
1947			to 2007; Formerly President of BlackRock Funds and BlackRock
Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from
1989 to 2006.

3 Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC Securities. Trustees serve until their resignation, removal or death or until December 31 of the year in which they turn 72.

16 MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

Officers and Trustees (concluded)

	Position(s)	Length of
Name, Address	Held with	Time
and Year of Birth	Trust	Served	Principal Occupation(s) During Past 5 Years

Trust Officers[1]
Donald C. Burke	Trust President	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	and Chief	2007	Managers, L	("MLIM") and Fund Asset Management, L ("FAM") in 2006, First Vice President thereof from
New York, NY 10022	Executive		1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.
New York, NY 10022
1962

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from
New York, NY 10022	Officer		1992 to 2006.
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian . Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel
40 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001
New York, NY 10022	Officer		to 2004.
1959

Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965
[1] Officers of the Trust serve at the pleasure of the Board of Trustees.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 637-7762.

Custodian		Transfer Agent		Accounting Agent	Independent Registered	Legal Counsel
The Bank of New York Mellon		Financial Data Services, Inc.		State Street Bank and	Public Accounting Firm	Sidley Austin LLP
New York, NY 10286		Jacksonville, FL 32246-6484		Trust Company	Deloitte & Touche LLP	New York, NY 10019
				Princeton, NJ 08540	Princeton, NJ 08540

MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

17

Additional Information

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of portfolio holdings with the Securi-
ties and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the
SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Informa-
tion on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Trust’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.

General Information

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the relevant Trust at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following informa-
tion is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, the BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

18 MERRILL LYNCH READY ASSETS TRUST

DECEMBER 31, 2008

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust’s current prospectus. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other govern-
ment agency, other than with respect to the Trust’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for
Money Market Funds disclosed in this annual report. Although the
Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Past performance results shown in this report should not be considered a representation of future performance. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 882-0052. The Trust’s current seven-day yields more closely reflect the current earnings of the
Trust than the total returns quoted. Statements and other infor-
mation herein are as dated and are subject to change.

A description of the policies and procedures that the Trust
uses to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com;
and (3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Trust voted proxies relating to securities held in the Trust’s portfolio during the most recent 12-month period ended June 30 is available
(1) at www.blackrock.com or by calling (800) 441-7726 and
(2) on the Securities and Exchange Commission’s website at
http://www.sec.gov.

Merrill Lynch Ready Assets Trust 100 Bellevue Parkway Wilmington, DE 19809

#10250-AR-12/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

Merrill Lynch Ready	$33,300	$36,500	$0	$0	$6,100	$6,100	$749	$743
Assets Trust

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the

Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable
(g) Affiliates’ Aggregate Non-Audit Fees:
	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
Merrill Lynch Ready Assets	$411,849	$291,343
Trust

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $405,000, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Ready Assets Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Merrill Lynch Ready Assets Trust

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch Ready Assets Trust

Date: February 23, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Merrill Lynch Ready Assets Trust

Date: February 23, 2009